October 30, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, D.C. 20549

Re:	The Dreyfus/Laurel Funds, Inc.
-Dreyfus Core Equity Fund
File No. 811-05202

Dear Sir/Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended August 31, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-8297.

Very truly yours,

/s/ Tanya Philepoua

Tanya Philepoua,
Legal Assistant

TP/ Enclosures